Trade and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables

		June 30,	December 31,
		2021	2020
		(US$ in millions)
	Notes	(Unaudited)	(Audited)
Trade payables		$34	$51
Customer deposits and other deferred revenue(i)		395	412
Construction payables and accruals		183	316
Interest payables		156	156
Outstanding chips liability(i)		133	189
Accrued employee benefit expenses		107	136
Other tax payables		97	118
Loyalty program liability(i)		29	28
Casino liabilities		21	22
Payables to related companies	14(b)	8	3
Other payables and accruals		57	62
		1,220	1,493
Less: non-current portion		(107)	(105)
Current portion		$1,113	$1,388
(i)These balances represent the Group’s main types of liabilities associated with contracts with customers. With the exception of mall deposits, which typically extend beyond a year based on the terms of the lease, these liabilities are generally expected to be recognized as revenue or redeemed for cash within one year of being purchased, earned or deposited.

		December 31,
	Notes	2019	2020
		(US$ in millions)
Trade payables	20(a)	$47	$51
Customer deposits and other deferred revenue	20(b)	395	412
Construction payables and accruals		278	316
Outstanding chip liability	20(b)	485	189
Interest payables		130	156
Accrued employee benefit expenses		174	136
Other tax payables		302	118
Loyalty program liability	20(b)	31	28
Casino liabilities		41	22
Payables to related companies	25(b)	9	3
Other payables and accruals		104	62
		1,996	1,493
Less: non-current portion		(122)	(105)
Current portion		$1,874	$1,388

Trade payables aging
The aging analysis of trade payables based on invoice date is as follows:

	June 30,	December 31,
	2020	2020
	(US$ in millions)
	(Unaudited)	(Audited)
0–30 days	$25	$31
31–60 days	6	15
61–90 days	1	3
Over 90 days	2	2
	$34	$51
The aging analysis of trade payables based on invoice date is as follows:

	December 31,
	2019	2020
	(US$ in millions)
0-30 days	$33	$31
31-60 days	6	15
61-90 days	6	3
Over 90 days	2	2
	$47	$51

Contract and contract related liabilities
The following table summarizes the liability activity related to contracts with customers:

	Outstanding Chips Liability		Loyalty Program Liability		Customer Deposits and Other Deferred Revenue(i)
	2019	2020	2019	2020	2019	2020
	(US$ in millions)
Balance at January 1	$514	$485	$33	$31	$497	$395
Balance at December 31	485	189	31	28	395	412
(Decrease)/increase	$(29)	$(296)	$(2)	$(3)	$(102)	$17
(i)    Of this amount, US$127 million, US$129 million and US$125 million as at January 1, 2019, December 31, 2019, and December 31, 2020, respectively, relates to mall deposits that are accounted for based on lease terms usually greater than one year.